As filed with the Securities and Exchange Commission on April 9, 2008
                                     Investment Company Act File Number 811-6152

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   January 31

Date of reporting period:  January 31, 2008

ITEM 1:  REPORT TO STOCKHOLDERS

-------------------------------------------------------------------------------
                                           600 FIFTH AVENUE, NEW YORK, NY 10020
                                                                 (212) 830-5200
NEW JERSEY
DAILY MUNICIPAL
INCOME FUND, INC.
===============================================================================


Dear Shareholder:


We are pleased to present the annual report of New Jersey Daily Municipal Income Fund, Inc. (the "Fund") for the year ended January 31, 2008.

As of January 31, 2008, the Fund had net assets of $78,423,506.

We thank you for your support and we look forward to continuing to serve your cash management needs.

Sincerely,


/S/ Michael P. Lydon


Michael P. Lydon
President

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NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED JANUARY 31, 2008
(UNAUDITED)
-------------------------------------------------------------------------------

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007 through January 31, 2008.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-------------------------------------------------------------------------------------------------------------------------
                                     Beginning Account Value Ending Account Value    Expenses paid        Annualized
           Class A Shares                     8/1/07                1/31/08        During the Period  Expense Ratio (a)
-------------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00            $1,013.10             4.97%              0.98%
-------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00            $1,020.27             4.99%              0.98%
  expenses)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
           Class B Shares            Beginning Account Value Ending Account Value    Expenses paid        Annualized
                                              8/1/07                1/31/08        During the period  Expense Ratio (a)
-------------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00            $1,014.20             3.91%              0.77%
-------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00            $1,021.32             3.92%              0.77%
  expenses)
-------------------------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (August 1, 2007 through January 31, 2008), multiplied by 184/365 (to reflect the most recent fiscal half-year).


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
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NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
JANUARY 31, 2008
===============================================================================


                                                                                                                      Ratings (a)
                                                                                                                   ----------------
    Face                                                                        Maturity    Current      Value             Standard
   Amount                                                                         Date     Coupon(b)   (Note 1)    Moody's & Poor's
----------                                                                        ----     ---------   --------    ------- --------
Put Bonds (c) (7.31%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,730,000   Puerto Rico Industrial Medical & Environmental RB
              (Abbott Laboratories Project) - Series 1983A                      03/01/08     3.95%  $  5,730,000       P-1     A-1+
-----------                                                                                         ------------
  5,730,000   Total Put Bonds                                                                          5,730,000
-----------                                                                                         ------------
Tax Exempt Commercial Paper (8.29%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000   New Jersey EDA
              (Chambers Co-Generation Ltd Partnership) 1991 Project
              LOC Dexia Credit Local de France                                  04/08/08     2.91%  $  2,500,000     VMIG-1    A-1+
  4,000,000   Salem County, NJ (Philadelphia Electric Co)
              LOC BNP Paribas                                                   03/12/08     3.26      4,000,000     VMIG-1    A-1+
-----------                                                                                         ------------
  6,500,000   Total Tax Exempt Commercial Paper                                                        6,500,000
-----------                                                                                         ------------
Tax Exempt General Obligation Notes & Bonds (25.95%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,780,000   Berkeley Heights Township, NJ BAN                                 02/20/08     3.62%  $  3,781,196       AAA
    932,700   Mantua Township, NJ - Series 2007 BAN (d)                         05/06/08     3.84        933,663
  4,512,400   Middle Township, NJ BAN - Series B (d)                            07/17/08     3.75      4,522,310
  1,335,379   Neshaminy School District, PA TRAN (d)                            06/30/08     3.90      1,336,692
    609,750   Newton, NJ BAN  (d)                                               07/03/08     3.81        610,837
  6,500,000   Ocean City, NJ BAN (d)                                            07/18/08     3.75      6,507,161
  1,650,000   Summit, NJ BAN (d)                                                02/06/09     1.94      1,654,983
  1,000,000   West Paterson, NJ BAN                                             07/18/08     3.10      1,002,930               A-1
-----------                                                                                         ------------
 20,320,229   Total Tax Exempt General Obligation Notes & Bonds                                       20,349,772
-----------                                                                                         ------------
Tax Exempt Variable Rate Demand Instruments (e) (60.48%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   ABN Amro MuniTops Certificate Trust 2002-33
              Port Authority of New York and New Jersey Consolidated Bonds -
              One Hundred Twenty-Eighth Series
              LOC Dexia CLF                                                     11/01/10     2.24%  $  2,000,000     VMIG-1
  1,900,000   BB&T Municipal Trust Floater - Series 1004
              LOC Branch Banking & Trust Company                                01/01/25     2.38      1,900,000     VMIG-1
    600,000   BB&T Municipal Trust Floater - Series 1002
              LOC Branch Banking & Trust Company                                11/06/23     2.38        600,000     VMIG-1


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

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NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2008
===============================================================================


                                                                                                                      Ratings (a)
                                                                                                                   ----------------
    Face                                                                        Maturity    Current      Value             Standard
   Amount                                                                         Date     Coupon(b)   (Note 1)    Moody's & Poor's
----------                                                                        ----     ---------   --------    ------- --------
Tax Exempt Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,300,000   Floaters Guarantor Trust Certificates, Series 2006-78G GT-1
              Evidencing Interest in New Jersey EDA Revenue Refunding Bonds
              (Gloucester Marine Terminal Project) - Series 2006 B (d)
              LOC Goldman Sachs                                                 01/01/37     2.30%  $  1,300,000
  1,860,000   Floaters Guarantor Trust Certificates, Series 2005-L26U
              Related to New Jersey Health Care Facilities Finance Authority
              (Bayonne Hospital Obligated Group Issue)
              LOC Dexia CLF                                                     07/01/12     1.74      1,860,000     VMIG-1     A-1
   780,000    Floater Trust Receipts Series 2004 L26 (Related to COPs
              in Basic Lease Payments by the State of New Jersey as Lessee
              Pursuant to an Equipment Lease Purchase Agreement Series 2004)
              Insured by AMBAC Assurance Corporation                            06/15/16     3.90        780,000     VMIG-1
  1,000,000   Fulton County, KY Industrial Building RB
              (The Burke - Parsons - Bowlby Corporation Project) - Series 2006
              LOC Branch Banking & Trust Company                                07/01/26     2.38      1,000,000       P-1     A-1+
  1,710,000   Jefferson County, KY Industrial Building RB
              (R.C. Tway Company D/B/A Kentucky Manufacturing
              Company Project) - Series 1998
              LOC Fifth Third Bank                                              06/01/18     2.78      1,710,000       P-1     A-1+
    627,000   Kenton County, KY Industrial Building RB
              (Krauss-Maffei Process Technology) - Series 2002 (d)
              LOC Fifth Third Bank                                              10/01/22     2.89        627,000
    670,000   Michigan State Strategic Funding Limited Obligation RB
              (Gudel Lineartec Inc Project) - Series 1997 (d)
              LOC Fifth Third Bank                                              06/01/12     2.32        670,000
  2,250,000   Milwaukee, WI IDRB (Midwest Express Airlines Inc)- Series 1998 (d)
              LOC US Bank, N.A.                                                 08/01/30     2.35      2,250,000
  1,300,000   New Jersey EDA (Lawrenceville School Project) - Series 1996B      07/01/26     1.40      1,300,000     VMIG-1
  2,300,000   New Jersey EDA (Stolthaven Perth Amboy Inc.Project) - Series 1998A
              LOC Citibank, N.A.                                                01/15/18     1.78      2,300,000       P-1     A-1+
  3,000,000   New Jersey EDA IDRB (CST Products, LLC Project) - Series 2006
              LOC National Bank of Canada                                       04/01/26     2.36      3,000,000               A-1
    360,000   New Jersey EDA IDRB (Kooltronic Incorporated Project)
              LOC Wachovia Bank, N.A.                                           12/01/08     2.23        360,000       P-1     A-1+
  1,550,000   New Jersey EDA PCRB (Exxon Project) - Series 1989                 04/01/22     1.57      1,550,000       P-1     A-1+
  1,000,000   New Jersey EDA Refunding RB
              (Union County Genlyte Project)
              LOC Bank of America, N.A.                                         10/15/09     2.17      1,000,000       P-1


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================


                                                                                                                      Ratings (a)
                                                                                                                   ----------------
    Face                                                                        Maturity    Current      Value             Standard
   Amount                                                                         Date     Coupon(b)   (Note 1)    Moody's & Poor's
----------                                                                        ----     ---------   --------    ------- --------
Tax Exempt Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,745,000   New Jersey Health Care Facility Financing Authority RB
              (South Jersey Health Care) - Series 2004 A-4
              LOC Wachovia Bank, N.A.                                           07/01/34     2.17%  $  2,745,000     VMIG-1
  1,000,000   New Jersey Sports & Exposition Authority Services - Series C
              Insured by MBIA Insurance Corp.                                   09/01/24     3.04      1,000,000     VMIG-1    A-1+
  2,150,000   New Jersey State EDA RB (Campus 130 Association)
              LOC Bank of New York Mellon                                       12/01/11     2.25      2,150,000       P-1     A-1+
  1,610,000   New Jersey Educational Facilities Authority RB
              (The College of New Jersey) - Series 1999A
              Insured by AMBAC Assurance Corporation                            07/01/29     5.08      1,610,000     VMIG-1    A-1
  1,000,000   New Jersey State Educational Facilities Authority RB
              (Princeton University) - Series 2001B                             07/01/21     1.55      1,000,000     VMIG-1    A-1+
  1,650,000   New Jersey State Educational Facilities Authority RB
              (Princeton University) - Series 2002B                             07/01/22     1.83      1,650,000     VMIG-1    A-1+
  3,500,000   New Jersey Turnpike Authority Turnpike RB - Series 1991D
              Insured by FGIC                                                   01/01/18     2.85      3,500,000     VMIG-1    A-1+
    630,000   New Jersey EDA (CVC Specialty Chemicals Inc. Poject)
              - Series 2001 (d)
              LOC Wachovia Bank, N.A.                                           05/01/11     2.16        630,000
  2,545,000   Port Authority of New York &  New Jersey
              Versatile Structure Obligation RB - Series 3                      06/01/20     1.68      2,545,000     VMIG-1    A-1+
  1,645,000   Prince William County, VA IDA (Mediatech Inc. Project)
              LOC Branch Banking & Trust Company                                11/01/32     2.38      1,645,000     VMIG-1
  1,000,000   Rutgers, The State University (The State University of New Jersey)
              GO Refunding Bonds - 2002 Series A                                05/01/18     1.40      1,000,000     VMIG-1    A-1+
  2,750,000   TICs/TOCs Trust Series 2000-1 Relating to Puerto Rico
              Infrastructure Financing Authority Special Obligation Bonds
              - 2000 Series A
              Collateralized by U.S. Government                                 04/01/27     2.23      2,750,000               A-1+
  1,000,000   Town of Ridgeland, SC RB
              (LRC Ridgeland, LLC Project) - Series 2006A
              LOC Columbus Bank & Trust                                         09/01/21     2.30      1,000,000       P-1     A-1
-----------                                                                                         ------------
 47,432,000   Total Tax Exempt Variable Rate Demand Instruments                                       47,432,000
-----------                                                                                         ------------
              Total Investments (102.03%) (Cost $80,011,772+)                                         80,011,772
              Liabilities in Excess of Cash and Other Assets (-2.03%)                                 (1,588,266)
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $ 78,423,506
              +   Aggregate cost for federal income tax purposes is identical.                      ============


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

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NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2008
===============================================================================


FOOTNOTES:
(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either, a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c)  The maturity date indicated is the next put date.

(d) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(e) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
     BAN      =   Bond Anticipation Note                      LOC        =   Letter of Credit
     COPs     =   Certificates of Participation               PCRB       =   Pollution Control Revenue Bond
     EDA      =   Economic Development Authority              RB         =   Revenue Bond
     FGIC     =   Financial Guaranty Insurance Company        TICs       =   Trust Inverse Certificates
     GO       =   General Obligation                          TOCs       =   Tender Option Certificates
     IDA      =   Industrial Development Authority            TRAN       =   Tax and Revenue Anticipation Notes
     IDRB     =   Industrial Development Revenue Bond


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

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NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
JANUARY 31, 2008
===============================================================================


------------------------- ---------------------------- -------------------------------

         States                      Value                     % of Portfolio
------------------------- ---------------------------- -------------------------------
Kentucky                        $   3,337,000                        4.17%
Michigan                              670,000                        0.84
New Jersey                         56,793,080                       70.98
New York                            2,000,000                        2.50
Pennsylvania                        1,336,692                        1.67
Puerto Rico                         8,480,000                       10.60
South Carolina                      1,000,000                        1.25
Virginia                            1,645,000                        2.06
Wisconsin                           2,250,000                        2.81
Other                               2,500,000                        3.12
------------------------- ---------------------------- -------------------------------
Total                           $   80,011,772                    100.00%
------------------------- ---------------------------- -------------------------------


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

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NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2008
===============================================================================


ASSETS:
   Investments in securities, at amortized cost (Note 1)................................      $    80,011,772
   Accrued interest receivable..........................................................              766,882
   Other receivable.....................................................................                2,784
   Prepaid expenses.....................................................................                4,378
                                                                                              ---------------
         Total assets...................................................................           80,785,816
                                                                                              ---------------

LIABILITIES:

   Payable to affiliates*...............................................................               40,182
   Due to Custodian.....................................................................              535,630
   Payable for securities purchased.....................................................            1,654,983
   Accrued expenses.....................................................................               61,639
   Dividends payable ...................................................................               62,082
   Capital gain payable.................................................................                7,794
                                                                                              ---------------
         Total liabilities..............................................................            2,362,310
                                                                                              ---------------
   Net assets...........................................................................      $    78,423,506
                                                                                              ===============

SOURCE OF NET ASSETS:

   Net capital paid on shares of capital stock (Note 3).................................      $    78,422,761
   Accumulated undistributed net realized gain..........................................                  745
                                                                                              ---------------
   Net assets...........................................................................      $    78,423,506
                                                                                              ===============


Net asset value, per share (Note 3):
Class Name                                          Net Assets          Shares Outstanding         Net Asset Value
Class A Shares..............................        $53,037,973             53,048,318                 $1.00
Class B Shares..............................        $25,385,533             25,390,484                 $1.00


* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

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NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED JANUARY 31, 2008
===============================================================================


INVESTMENT INCOME

Income:
    Interest.................................................................................  $     3,540,205
                                                                                               ---------------
Expenses: (Note 2)
    Investment management fee................................................................          292,258
    Administration fee.......................................................................          204,581
    Shareholder servicing fee (Class A shares)...............................................          143,225
    Shareholder servicing fee (JPMorgan Select shares).......................................              190
    Custodian expenses.......................................................................            8,274
    Shareholder servicing and related shareholder expenses+..................................           75,953
    Legal, compliance and filing fees........................................................           64,242
    Audit and accounting.....................................................................           88,338
    Directors' fees and expenses.............................................................           13,807
    Other....................................................................................            6,388
                                                                                               ---------------
         Total expenses......................................................................          897,256
         Less: Expenses paid indirectly......................................................             (254)
                                                                                               ---------------
         Net Expenses........................................................................          897,002
                                                                                               ---------------
Net investment income........................................................................        2,643,203
                                                                                               ===============
REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments......................................................           12,890
                                                                                               ---------------
Increase in net assets from operations.......................................................  $     2,656,093
                                                                                               ===============


+ Includes class specific transfer agency expenses of $38,517, $13,603 and $48 for Class A, Class B, and JP Morgan Select shares, respectively.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED JANUARY 31, 2008 AND 2007
===============================================================================

                                                                                 2008                      2007
                                                                                ------                    ------
INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income.........................................        $   2,643,203             $    3,362,226
     Net realized gain (loss) on investments.......................               12,890                        632
                                                                           -------------             --------------
     Increase in net assets from operations........................            2,656,093                  3,362,858
Dividends to shareholders from net investment income*:
     Class A shares................................................           (1,908,379)                (2,465,619)
     Class B shares................................................             (732,232)                  (573,445)
     JPMorgan Select shares........................................               (2,592)                  (323,162)
                                                                           -------------             --------------
     Total dividends to shareholders...............................           (2,643,203)                (3,362,226)
Distributions to shareholders from realized gains on investments:
     Class A shares................................................               (5,271)                      (-0-)
     Class B shares................................................               (2,523)                      (-0-)
     JPMorgan Select shares........................................                 (-0-)                      (-0-)
                                                                           -------------             --------------
     Total dividends to shareholders...............................               (7,794)                      (-0-)
Capital share transactions (Note 3):
     Class A shares................................................          (39,102,873)                (5,564,432)
     Class B shares................................................            3,452,192                   (548,791)
     JPMorgan Select shares........................................             (314,802)               (26,408,100)
                                                                           -------------             --------------
     Total capital share transactions..............................          (35,965,483)               (32,521,323)
                                                                           -------------             --------------
     Total increase (decrease).....................................          (35,960,387)               (32,520,691)
Net assets:
     Beginning of year.............................................          114,383,893                146,904,584
                                                                           -------------             --------------
     End of year...................................................        $  78,423,506             $  114,383,893
                                                                           =============             ==============
     Undistributed net investment income...........................        $         -0-             $          -0-
                                                                           =============             ==============

*    Designated as exempt-interest dividends for federal income tax purposes.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

===============================================================================

1. Summary of Accounting Policies

New Jersey Daily Municipal Income Fund, Inc. (the "Fund") is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, municipal money market fund. The Fund had three classes of stock authorized, Class A, Class B and JPMorgan Select shares. The JPMorgan Select shares liquidated on May 24, 2007. The Class A and JPMorgan Select shares are subject to a service fee pursuant to the Fund's Distribution and Service Plans. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

  a) Valuation of Securities -
     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

  b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

  c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized long-term capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

  d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

  e) Representations and Indemnifications -
     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

  f) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

===============================================================================

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager"), at the annual rate of 0.30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets.

Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into Distribution Agreements covering all classes and Shareholder Servicing Agreements, only with respect to Class A and JPMorgan Select shares of the Fund. For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a fee equal to 0.20% of the Fund's average daily net assets with respect only to the Class A and JPMorgan Select shares. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

Directors of the Fund not affiliated with the Manager are paid a fee that is to be allocated among multiple funds, as defined below. Each Independent Director receives an annual retainer of $50,000 and a fee of $3,000 for each Board of Directors meeting attended. Each Independent Director also receives a fee up to $1,500 at the discretion of the Lead Director for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Director receives an additional annual fee of $12,000, payable quarterly and the Audit Committee Chairman and Compliance Oversight Committee Chairman each receives an additional annual fee of $8,000, payable quarterly. Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund, the Connecticut Daily Tax Free Income Fund, Inc., the Florida Daily Municipal Income Fund, the California Daily Tax Free Income Fund, Inc., and the Daily Income Fund. Effective January 1, 2008 the annual retainer was changed to $60,000 and the annual fees payable to the Lead Independent Director, the Audit Committee Chairman and the Compliance Oversight Committee Chairman were changed to $13,800, $9,200 and $9,200, respectively.

Included in the statement of operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $48,763 paid to Reich & Tang Services, Inc. an affiliate of the Manager, as transfer agent for the Fund (the "Transfer Agent"). Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A, Class B, and JPMorgan Select shares of the Fund. For the year ended January 31, 2008, these fees amounted to an annual rate of 0.05% of the monthly average net assets of the shares of the Fund.

For the year ended January 31, 2008, the breakdown of expenses paid indirectly by the Fund was as follows:

Custodian expenses...................................       $     136
Shareholder servicing and related shareholder expenses            118
                                                            ---------
Total                                                       $     254
                                                            =========
3. Compensating Balance Arrangement and Other Transactions

Reich & Tang Asset Management, LLC and the Bank of New York Mellon (the "Bank") have entered into a compensating balance arrangement, effective November 1, 2006, with the New Jersey Daily Municipal Income Fund, Inc., which would allow the Fund to compensate the Bank for any overdrafts by maintaining a positive cash balance the next day. Conversely, on any day the Fund maintains a positive balance it will be allowed to overdraw the account as compensation. In both cases the Federal Reserve requirements, currently 10%, will be assessed on the transaction. Therefore, all overdrafts must be compensated at 100% of the total and all positive balances will allow for an overdraft of 90% of the total. On January 31, 2008, the Fund was overdrawn by $593,796.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================


4. Capital Stock

At  January  31,  2008,  20,000,000,000  shares of $.001 par  value  stock  were authorized.  Transactions  in capital  stock,  all at $1.00 per  share,  were as follows:
                                                              Year                      Year
                                                              Ended                    Ended
Class A shares                                          January 31, 2008         January 31, 2007
--------------                                          ----------------         ----------------
Sold........................................                387,538,090              327,496,565
Issued on reinvestment of dividends.........                  1,702,462                1,845,777
Redeemed....................................               (428,343,425)            (334,906,774)
                                                        ---------------          ---------------
Net increase (decrease).....................                (39,102,873)              (5,564,432)
                                                        ===============          ===============
Class B shares
--------------
Sold........................................                174,785,241              112,329,458
Issued on reinvestment of dividends.........                    732,731                  563,276
Redeemed....................................               (172,065,780)            (113,441,525)
                                                        ---------------          ---------------
Net increase (decrease).....................                  3,452,192                 (548,791)
                                                        ===============          ===============
JPMorgan Select shares
----------------------
Sold........................................                        -0-               52,852,476
Issued on reinvestment of dividends.........                      2,926                  344,536
Redeemed....................................                   (317,728)             (79,605,112)
                                                        ---------------          ---------------
Net increase (decrease).....................                   (314,802)             (26,408,100)
                                                        ===============          ===============


5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New Jersey and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 56% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================

6. Tax Information

The tax character of all distributions paid during the years ended January 31, 2008 and 2007 were as follows:

                                                               2008                            2007
                                                           -----------                     -----------
   Tax-exempt income.................................      $ 2,643,203                     $ 3,362,226
   Ordinary income...................................            5,695                             -0-
   Long-term capital gain............................            2,099                             -0-


At January 31, 2008, undistributed capital gains for income tax purposes amounted to $745.

During the year ended January 31, 2008, the Fund utilized $4,351 of its carried forward capital losses.

The Fund has adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 requires Management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement which could result in the Fund recording a tax liability that would reduce net assets. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets.

Based on its analysis, Management has determined that the adoption of FIN 48 did not have an impact to the Fund's financial statements upon adoption. However, the Management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of tax laws, regulations and interpretations thereof.

7. New Accounting Pronouncement

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS157"). SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 applies to reporting periods beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statements.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================


8. Financial Highlights
                                                                                         Year Ended
Class A shares                                                                           January 31,
---------------                                                     ----------------------------------------------------
                                                                      2008       2007       2006       2005       2004
                                                                    --------   --------   --------   --------   --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year............................      $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                                    -------    -------    -------    -------    -------
Income from investment operations:
  Net investment income.......................................        0.026      0.025      0.015      0.003      0.001
  Net realized and unrealized gain (loss)
     on investments...........................................        0.000      0.000     (0.000)    (0.000)      --
                                                                    -------    -------    -------    -------    -------
Total from investment operations..............................        0.026      0.025      0.015      0.003      0.001
                                                                    -------    -------    -------    -------    -------
Less distributions from:
  Dividends from net investment income........................       (0.026)    (0.025)    (0.015)    (0.003)    (0.001)
  Net realized gains on investments.............................     (0.000)    ( --  )    ( --  )    (  -- )    ( --  )
                                                                    -------    -------    -------    -------    -------
Total distributions...........................................       (0.026)    (0.025)    (0.015)    (0.003)    (0.001)
                                                                    -------    -------    -------    -------    -------
Net asset value, end of year..................................      $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                                    =======    =======    =======    =======    =======
Total Return..................................................        2.69%      2.52%      1.55%      0.34%      0.14%
Ratios/Supplemental Data
Net assets, end of year (000's)...............................      $53,038    $92,135    $97,702    $107,203   $96,004
Ratios to average net assets:
    Expenses (net of fees waived)(a)..........................        0.98%      0.96%      0.94%      0.93%      0.90%
    Net investment income.....................................        2.66%      2.48%      1.53%      0.34%      0.14%
    Management & Administration fees waived...................         --        0.03%       --         --         --
    Shareholder servicing fees waived.........................         --         --         --        0.00%      0.02%
    Expenses paid indirectly .................................        0.00%       --        0.00%      0.00%      0.00%


(a)Includes expenses paid indirectly, if applicable.

-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

===============================================================================


8. Financial Highlights (continued)
                                                                                         Year Ended
Class B shares                                                                           January 31,
---------------                                                     ----------------------------------------------------
                                                                      2008       2007       2006       2005       2004
                                                                    --------   --------   --------   --------   --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year............................      $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                                    -------    -------    -------    -------    -------
Income from investment operations:
  Net investment income.......................................        0.029      0.027      0.017      0.005      0.003
  Net realized and unrealized gain (loss)
     on investments...........................................        0.000      0.000     (0.000)    (0.000)      --
                                                                    -------    -------    -------    -------    -------
Total from investment operations..............................        0.029      0.027      0.017      0.005      0.003
                                                                    -------    -------    -------    -------    -------
Less distributions from:
  Dividends from net investment income........................       (0.029)    (0.027)    (0.017)    (0.005)    (0.003)
  Net realized gains on investments.............................     (0.000)    ( --  )    ( --  )    (  -- )    ( --  )
                                                                    -------    -------    -------    -------    -------
Total distributions...........................................       (0.029)    (0.027)    (0.017)    (0.005)    (0.003)
                                                                    -------    -------    -------    -------    -------
Net asset value, end of year..................................      $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                                    =======    =======    =======    =======    =======
Total Return..................................................        2.90%      2.72%      1.76%      0.54%      0.32%
Ratios/Supplemental Data
Net assets, end of year (000's)...............................      $25,386    $21,934    $22,484    $15,255    $11,916
Ratios to average net assets:
    Expenses (net of fees waived)(a)..........................        0.77%      0.76%      0.74%      0.74%      0.73%
    Net investment income.....................................        2.85%      2.68%      1.74%      0.60%      0.32%
    Management & Administration fees waived...................         --        0.03%       --         --         --
    Expenses paid indirectly .................................        0.00%       --        0.00%      0.00%      0.00%



(a) Includes expenses paid indirectly, if applicable.

-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

===============================================================================

To the Board of Directors and Shareholders of New Jersey Daily Municipal Income Fund, Inc.


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New Jersey Daily Municipal Income Fund, Inc. (the "Fund") at January 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
March 28, 2008


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
===============================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12-month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

LONG TERM CAPITAL GAIN/TAX-EXEMPT INCOME DISTRIBUTION

On January 31, 2008, the Fund paid a long-term capital gain distribution of $0.0000994 per share. The Fund paid tax-exempt distributions in the amount of $2,643,203 during the year ended January 31, 2008.



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------




===============================================================================


                                                  Directors and Officers Information
                                                          January 31, 2008(1)
---------------------- ----------- --------------- ---------------------------------- -------------------- ---------------

---------------------  Position(s) Term of Office       Principal Occupation(s)            Number of            Other
  Name, Address(2),    Held with   and Length of              During Past                Portfolios in      Directorships
       and Age            Fund     Time Served(3)               5 Years                  Fund Complex          held by
                                                                                          Overseen by          Director
                                                                                           Director
---------------------- ----------- --------------- ---------------------------------- -------------------- ---------------
------------------------- -------- --------------- ---------------------------------- -------------------- ---------------
Disinterested Directors:
------------------------- -------- --------------- ---------------------------------- -------------------- ---------------
---------------------- ----------- --------------- ---------------------------------- -------------------- ---------------
 Albert R. Dowden,       Director    Since 2006    Corporate Director/Trustee for     Director/Trustee     Director/Trustee
 Age 66                                            Annuity & Life Re (Holdings)       of seven             for Annuity &
                                                   Ltd., Boss Group, Ltd.,            portfolios              Life Re
                                                   Homeowners of American Holding                            (Holdings)
                                                   Corporation, AIM Funds and                                Ltd., Boss
                                                   CompuDyne Corporation.                                   Group, Ltd.,
                                                                                                           Homeowners of
                                                                                                              America
                                                                                                              Holding
                                                                                                            Corporation,
                                                                                                           AIM Funds and
                                                                                                             CompuDyne
                                                                                                            Corporation.
---------------------- ----------- --------------- ---------------------------------- -------------------- ---------------
---------------------- ----------- --------------- ---------------------------------- -------------------- ---------------
 Carl Frischling,        Director    Since 2006    Partner of Kramer Levin Naftalis   Director/Trustee      Director of
 Esq.,                                             & Frankel LLP (a law firm) with    of seven               AIM Funds.
 Age 70                                            which he has been associated       portfolios
                                                   with since 1994.
---------------------- ----------- --------------- ---------------------------------- -------------------- ---------------
---------------------- ----------- --------------- ---------------------------------- -------------------- ---------------
 Edward A. Kuczmarski,   Director    Since 2006    Certified Public Accountant and    Director/Trustee       Trustee of
 Age 58                                            Partner of Hays & Company LLP      of eleven              the Empire
                                                   since 1980.                        portfolios            Builder Tax
                                                                                                             Free Bond
                                                                                                              Fund and
                                                                                                            Director of
                                                                                                             ISI Funds.
---------------------- ----------- --------------- ---------------------------------- -------------------- ---------------
---------------------- ----------- --------------- ---------------------------------- -------------------- ---------------
 William Lerner, Esq.,   Director    Since 2006    Self-employed consultant to        Director/Trustee      Director of
 Age 71                                            business entities and              of seven portfolios       MTM
                                                   entrepreneurs for corporate                             Technologies,
                                                   governance and corporate                                   Inc. and
                                                   secretarial services.                                       Coach
                                                                                                             Industries
                                                                                                            Group, Inc.
---------------------- ----------- --------------- ---------------------------------- -------------------- ---------------
---------------------- ----------- --------------- ---------------------------------- -------------------- ---------------
 Dr. W. Giles Mellon,    Director    Since 1987    Professor Emeritus of Business     Director/Trustee          N/A
 Age 76                                            Administration in the Graduate     of ten portfolios
                                                   School of Management, Rutgers
                                                   University with which he has
                                                   been associated with
                                                   since 1966.
---------------------- ----------- --------------- ---------------------------------- -------------------- ---------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

===============================================================================


                                                  Directors and Officers Information
                                                          January 31, 2008(1)
--------------------- ------------ --------------- ---------------------------------- -------------------- ---------------

--------------------  Position(s)  Term of Office       Principal Occupation(s)            Number of            Other
 Name, Address(2),     Held with   and Length of              During Past                Portfolios in      Directorships
      and Age            Fund      Time Served(3)               5 Years                  Fund Complex          held by
                                                                                          Overseen by          Director
                                                                                           Director
--------------------- ------------ --------------- ---------------------------------- -------------------- ---------------
------------------------------------------------- -- ------------------ ------------- -------------------- ---------------
Disinterested Directors: (continued)
------------------------------------------------- -- ------------------ ------------- -------------------- ---------------
--------------------- ------------ --------------- ---------------------------------- -------------------- ---------------
 James L. Schultz,     Director      Since 2006    Self Employed as Consultant        Director/Trustee      Director of
 Age 71                                                                               of seven portfolios     Computer
                                                                                                           Research, Inc.
--------------------- ------------ --------------- ---------------------------------- -------------------- ---------------
--------------------- ------------ --------------- ---------------------------------- -------------------- ---------------
 Robert Straniere,     Director      Since 1987    Owner, Straniere Law Firm since    Director/Trustee      Director of
 Esq., Age 66                                      1980, NYS Assemblyman from 1981 to of ten portfolios     Sparx Japan
                                                   2004. Partner, Hantor-Davidoff law                          Funds
                                                   firm since May, 2006. Partner,
                                                   Gotham Global Group since June,
                                                   2005. President, NYC Hot Dog Co.,
                                                   since November, 2005. Counsel at
                                                   Fisher & Fisher from 1995 to 2006.
--------------------- ------------ --------------- ---------------------------------- -------------------- ---------------
--------------------- ------------ --------------- ---------------------------------- -------------------- ---------------
 Dr. Yung Wong,        Director      Since 1987    Managing Director of Abacus        Director/Trustee          N/A
 Age 69                                            Associates, an investment firm,    of ten portfolios
                                                   since 1996.
--------------------- ------------ --------------- ---------------------------------- -------------------- ---------------








-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================


                                            Directors and Officers Information (continued)
                                                          January 31, 2008(1)
--------------------- ----------- -------------- ----------------------------------------- ------------------ ------------

--------------------  Position(s) Term of Office         Principal Occupation(s)               Number of          Other
 Name, Address(2),    Held with    and Length of               During Past                   Portfolios in    Directorships
      and Age            Fund     Time Served(3)                 5 Years                      Fund Complex       held by
                                                                                              Overseen by       Director
                                                                                                Director
--------------------- ----------- -------------- ----------------------------------------- ------------------ ------------
-------------------------------------- --------------- ------------ ----------------- ---------------- -------------------
Interested Directors/Officers:
-------------------------------------- --------------- ------------ ----------------- ---------------- -------------------

--------------------- ----------- -------------- ----------------------------------------- ------------------ ------------
Steven W. Duff,       Director(4)  Since 1994    President and Chief Executive Officer     Director/Trustee      None
Age 54                                           of Reich & Tang Asset Management, LLC     of ten portfolios
                      President   1994 to 2007   ("RTAM, LLC"), a registered Investment
                      and                        Advisor and Chief Investment Officer
                      Director                   of the Mutual Funds Division of RTAM,
                                                 LLC.  Associated with RTAM, LLC since
                                                 1994.  Mr. Duff is also
                                                 Director/Trustee of six other funds in
                                                 the Reich & Tang Fund Complex. Prior
                                                 to December 2007 Mr. Duff was
                                                 President of the Fund and President
                                                 and Director/Trustee of eight other
                                                 funds in the Reich & Tang Fund
                                                 Complex, Principal Executive Officer
                                                 of Delafield Fund, Inc., and President
                                                 and Chief Executive Officer of Tax
                                                 Exempt Proceeds Fund, Inc. Mr. Duff
                                                 also serves as a Director of Reich &
                                                 Tang Services, Inc. and Director,
                                                 Chief Executive Officer and President
                                                 of Reich & Tang Distributors, Inc.
--------------------- ----------- -------------- ----------------------------------------- ------------------ ------------
--------------------- ----------- -------------- ----------------------------------------- ------------------ ------------
Michael P. Lydon,     President    Since 2007    President and Chief Executive Officer     Director/Trustee       N/A
Age 44                and                        of the Mutual Funds division of RTAM,     of nine
                      Director(4)                LLC and Executive Vice President of       portfolios
                                                 RTAM, LLC.  Associated with RTAM, LLC
                      Vice         2005 - 2007   since January 2005.  Mr. Lydon was Vice
                      President                  President at Automatic Data Processing
                                                 from July 2000 to December 2004.  Mr.
                                                 Lydon is also President and Director of
                                                 four other funds in the Reich & Tang
                                                 Fund Complex, President of New York
                                                 Daily Tax Free Income Fund, Inc.,
                                                 Principal Executive Officer of
                                                 Delafield Fund, Inc., and President and
                                                 Chief Executive Officer of Tax Exempt
                                                 Proceeds Fund, Inc.  Mr. Lydon also
                                                 serves as President and Chief Executive
                                                 Officer of Reich & Tang Services, Inc.
                                                 Prior to December 2007, Mr. Lydon was
                                                 Vice President of twelve other Funds in
                                                 the Reich & Tang Fund Complex.
--------------------- ----------- -------------- ----------------------------------------- ------------------ ------------


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
===============================================================================


                                            Directors and Officers Information (continued)
                                                          January 31, 2008(1)
---------------------- ------------ ---------------- ------------------------------------- ------------------- ------------

---------------------  Position(s)  Term of Office         Principal Occupation(s)             Number of           Other
  Name, Address(2),     Held with    and Length of               During Past                 Portfolios in     Directorships
       and Age            Fund      Time Served(3)                 5 Years                    Fund Complex        held by
                                                                                              Overseen by        Director
                                                                                                Director
---------------------- ------------ ---------------- ------------------------------------- ------------------- ------------
-------------------------------------- ------------- --------------- ---------------- ----------------- -------------------
Interested Directors/Officers (continued):
---------------------- ------------ ---------------- ------------------------------------- ------------------- ------------
Christopher Brancazio, Chief          Since 2007      Vice President, Chief Compliance            N/A              N/A
Age 42                 Compliance                     Officer and AML Officer of RTAM,
                       Officer                        LLC since September 2007. Mr.
                                                      Brancazio is also Chief Compliance
                                                      Officer of eight other funds in
                                                      the Reich & Tang Fund Complex.
                                                      From February 2007 to August 2007,
                                                      Mr. Brancazio was a Compliance
                                                      Officer at Bank of New York Asset
                                                      Management.  From March 2002 to
                                                      February 2007 Mr. Brancazio served
                                                      as Vice President, Chief
                                                      Compliance Officer, and AML
                                                      Officer of Trainer Wortham & Co.
                                                      Inc., and the Trainer Wortham
                                                      Mutual Funds.  Mr. Brancazio also
                                                      serves as Vice President, Chief
                                                      Compliance Officer and AML Officer
                                                      of Reich & Tang Services, Inc. and
                                                      Reich & Tang Distributors, Inc.
---------------------- ------------ ---------------- ------------------------------------- ------------------- ------------
---------------------- ----------- ----------------- ------------------------------------- ------------------- ------------
Richard De Sanctis,    Vice           Since 2005     Chief Operating Officer and                  N/A              N/A
Age 51                 President                     Executive Vice President of RTAM LLC
                                                     and Reich & Tang Services, Inc.
                       Treasurer                     Associated with RTAM, LLC since
                       and           1992 to 2004    1990.  Mr. De Sanctis is Vice
                       Assistant                     President of eight other funds in
                       Secretary                     the Reich & Tang Fund Complex, and
                                                     serves as Executive Vice President
                                                     and Chief Financial Officer of Reich
                                                     & Tang Distributors, Inc.  Prior to
                                                     December 2004, Mr. De Sanctis was
                                                     Treasurer and Assistant Secretary of
                                                     eleven funds in the Reich & Tang
                                                     Fund Complex and Vice President,
                                                     Treasurer and Assistant Secretary of
                                                     Cortland Trust, Inc.
---------------------- ----------- ----------------- ------------------------------------- ------------------- ------------


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================


                                            Directors and Officers Information (continued)
                                                          January 31, 2008(1)
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------

---------------------  Position(s)  Term of Office         Principal Occupation(s)            Number of           Other
  Name, Address(2),    Held with    and Length of                During Past                Portfolios in     Directorships
       and Age            Fund      Time Served(3)                 5 Years                   Fund Complex        held by
                                                                                             Overseen by        Director
                                                                                               Director
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------
-------------------------------------- ------------- -------------- ----------------- ---------------- -------------------
Interested Directors/Officers (continued):
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------
Christine Manna,       Secretary      Since 2007     Vice President and Secretary of             N/A              N/A
Age 37                                               RTAM, LLC. Ms. Manna is also
                                                     Secretary of eight other funds in
                                                     the Reich & Tang Complex. Ms.
                                                     Manna has been associated with
                                                     RTAM, LLC and its predecessors
                                                     since June 1995. Ms. Manna is also
                                                     a Vice President of Reich & Tang
                                                     Services, Inc. and Reich & Tang
                                                     Distributors, Inc.
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------
Dana E. Messina,       Vice           Since 1989     Executive Vice President of RTAM,           N/A              N/A
Age 51                 President                     LLC.  Associated with RTAM, LLC
                                                     since 1980.  Ms. Messina is also
                                                     Vice President of six other funds
                                                     in the Reich & Tang Fund Complex.
                                                     Ms. Messina also serves as
                                                     Executive Vice President of Reich
                                                     & Tang Distributors, Inc.
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------
Anthony Pace,          Treasurer      Since 2004     Vice President of RTAM, LLC since           N/A              N/A
Age 42                 and                           September 2004.  Mr. Pace was a
                       Assistant                     Director of a Client Service
                       Secretary                     Group at GlobeOp Financial
                                                     Services, Inc. from May 2002 to
                                                     August 2004 and
                                                     Controller/Director of Mutual
                                                     Fund Administration for Smith
                                                     Barney Funds Management LLC and
                                                     Salomon Brothers Asset Management
                                                     Inc. from 1998 to May 2002.  Mr.
                                                     Pace is also Treasurer and
                                                     Assistant Secretary of eight
                                                     other funds in the Reich & Tang
                                                     Fund Complex.
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================

                                            Directors and Officers Information (continued)
                                                           January 31, 20081
------------------- ------------- -------------------- ---------------------------------- ------------------- ------------

------------------  Position(s)     Term of Office          Principal Occupation(s)           Number of           Other
Name, Address(2),    Held with       and Length of                During Past               Portfolios in     Directorships
     and Age            Fund        Time Served(3)                  5 Years                  Fund Complex        held by
                                                                                             Overseen by        Director
                                                                                               Director
------------------- ------------- -------------------- ---------------------------------- ------------------- ------------
-------------------------------------- --------------- ------------ ----------------- ---------------- -------------------
Interested Directors/Officers (continued):
------------------- ------------- -------------------- ---------------------------------- ------------------- ------------
Robert Rickard,         Vice          Since 2007       Senior Vice President of RTAM             N/A              N/A
Age 38               President                         LLC. Associated with RTAM, LLC
                                                       since December 1991. Mr. Rickard
                                                       is also Vice President of eight
                                                       other funds in the Reich & Tang
                                                       Fund Complex.
------------------- ------------- -------------------- ---------------------------------- ------------------- ------------


(1) The Statement of Additional Information includes additional information about New Jersey Daily Municipal Income Fund, Inc. (the "Fund") directors/ officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

(2) The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

(3)  Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his\her successor is elected and qualifies.


(4) Steven W. Duff and Michael P. Lydon are deemed interested persons of the Fund due to their affiliation with Reich & Tang Asset Management, LLC, the Fund's investment advisor.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------




      NEW JERSEY
      DAILY
      MUNICIPAL
      INCOME
      FUND, INC.





                                                                  Annual Report
                                                              January 31, 2008





------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------



  New Jersey Daily Municipal Income Fund, Inc.
      600 Fifth Avenue
      New York, New York 10020


  Manager
      Reich & Tang Asset Management, LLC
      600 Fifth Avenue
      New York, New York 10020


  Custodian
      The Bank of New York Mellon
      2 Hanson Place, 7th Floor
      Brooklyn, New York 11217


  Transfer Agent &
   Dividend Disbursing Agent
      Reich & Tang Services, Inc.
      600 Fifth Avenue
      New York, New York 10020


  Distributor
      Reich & Tang Asset Distributor, Inc
      600 Fifth Avenue
      New York, New York 10020



  NJ01/08A





  NJ1/07A

ITEM 2:  CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3:  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is "independent," as defined in the instructions to this Item.

ITEM 4:  PRINCIPAL ACCOUNTANT FEES AND SERVICES

                                    FYE 1/31/2008                  FYE 1/31/2007
4(a)     Audit Fees                 $31,000                        $29,000
4(b)     Audit Related Fees         $     0                        $     0
4(c)     Tax Fees                   $ 4,000                        $ 3,750
4(d)     All Other Fees             $     0                        $     0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $4,000 and $52,950, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended January 31, 2008. $3,750 and $49,500, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended January 31, 2007.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5:  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:  SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrants second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11: EXHIBITS

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.


(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)New Jersey Daily Municipal Income Fund, Inc.

 By (Signature and Title)*       /s/Christine Manna
                                    Christine Manna, Secretary
Date: April 9, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Michael P. Lydon
                                    Michael P. Lydon, President
Date: April 9, 2008

By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer
Date: April 9, 2008

* Print the name and title of each signing officer under his or her signature.